SIGNIFICANT ACCOUNTING POLICIES - RD&E, Advertising, and Promotional Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Research, development and engineering expenses	$ 63	$ 76	$ 83
Advertising and promotional expense	$ 56	$ 34	$ 55